Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Beginning balance	$ 564	$ 521	$ (125)
Recognized for the year, Unrealized gain or loss
Equity instruments	613	45	641
Income tax relating to unrealized gain or loss	0	0	0
Share of profits (loss) of associates and join ventures accounted for using equity method	32	(2)	5
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	0	0	0
Ending balance	$ 1,209	$ 564	$ 521